MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Thomas A. Christopher
        Douglas Dean
        Diana P. Herrmann
        Carroll F. Knicely
        Theodore T. Mason
        Anne J. Mills
        William J. Nightingale
        James R. Ramsey

OFFICERS
        Diana P. Herrmann, President
        Thomas S. Albright, Senior Vice President and Portfolio Manager
        Jerry G. McGrew, Senior Vice President
        L. Michele Robbins, Senior Vice President
        Teresa M. Blair, Vice President
        James M. McCullough, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        757 Third Avenue
        New York, New York 10017


Further information is contained in the Prospectus, which must precede or accompany this report.



                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 2000

                                   CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

                  SERVING KENTUCKY INVESTORS FOR OVER A DECADE

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                               SEMI-ANNUAL REPORT

                                  "CONSISTENCY"


                                                                 August 18, 2000

Dear Fellow Shareholder:

     If there is one word that captures the essence of Churchill Tax-Free Fund of Kentucky, that word is "CONSISTENCY."

     The Fund has constantly attempted to provide:

     *    CONSISTENCY of share value,

     *    CONSISTENCY in the TAX-FREE return produced by the Fund

     *    CONSISTENCY of quality of investments and

     *    CONSISTENCY in the type of investments for the Fund.

CONSISTENCY OF SHARE VALUE

     As you are aware, management of the Fund cannot control interest rates or their effect upon the market. Interest rates are primarily controlled by the Federal Reserve Board. The Fed increases or decreases rates as they feel is necessary in order to maintain the stability and growth potential of the economy of the United States.

     When the Federal Reserve feels that growth in the economy is increasing at too rapid a pace, they tend to increase interest rates and reduce the supply of money in order to slow down the rate of growth. (This is what has happened during the past year or so.) On the other hand, when the Federal Reserve feels that the economy needs stimulation, there is a tendency to decrease interest rates and increase the supply of money in order to provide an additional impetus to the overall economy.

     Interest rate changes have the effect in the marketplace of creating changes in the share value of fixed-income securities such as the Fund. As we have previously indicated, when interest rates go up, the share value goes down. And, when interest rates go down, the share value goes up. What we have done is to use various investment management techniques to dampen the swings that can occur in the share value of the Fund.

     Despite the variations in share price that have taken place since the inception of the Fund, management of the Fund has strived to provide, to the maximum extent possible, CONSISTENCY in the value of the Fund's shares. This you will note from the chart below.

            [Graphic of a bar chart with the following information:]


            SHARE NET ASSET VALUE

            5/21/87         $ 9.60
            12/31/87          9.26
            12/31/88          9.53
            12/31/89         10.05
            12/31/90         10.00
            12/31/91         10.39
            12/31/92         10.50
            12/31/93         10.93
            12/31/94          9.97
            12/31/95         10.71
            12/31/96         10.55
            12/31/97         10.81
            12/31/98         10.81
            12/31/99         10.09
            6/30/2000        10.15


     Since the majority of investors using the Fund are pre-retirees or retirees, this action by the Fund of maintaining a stable share value is what we feel is in the best interest of all shareholders. We want you to know that when you need money from your investment in the Fund, it is THERE - at approximately the same value that it has been all along.

CONSISTENCY IN THE TAX-FREE RETURN PRODUCED BY THE FUND

     When you look at the Fund in terms of income produced on a year-by-year basis, you will observe that we have tried to provide the maximum level of yearly TAX-FREE return as can be produced by a quality-oriented portfolio of municipal securities.

     As you are aware, this level of return will vary from year to year as interest rate changes by the Federal Reserve affect the overall marketplace. Nevertheless, there is a CONSISTENCY to the level of return that the Fund would like to provide for you and other shareholders.

     Although the income level received by shareholders will vary from year to year, it does have a CONSISTENCY to it. And, this is why shareholders buy and own the Fund - for that CONSISTENCY of TAX-FREE income.

     During recent years, the level of SPENDABLE TAX-FREE return provided to shareholders has ranged between 4.65% to 5.37% based upon an average share value of the Fund.

     Shareholders of Churchill Tax-Free Fund of Kentucky should not buy or sell the Fund based upon capital appreciation, such as they would with an equity or stock fund.

     An analogy for a shareholder of Churchill Tax-Free Fund of Kentucky would be a person buying a dairy cow for the steady stream of milk it supplies, not for what it might be worth when he/she sells it.

     What the Fund is providing is a relatively steady stream of TAX-FREE income and a relatively stable share value.

     Shareholders buy and hold their position in Churchill Tax-Free Fund of Kentucky for the longer term, not for a quick in and out. Therefore, shareholders do NOT and should NOT look upon the Fund for its total return - but, rather for the income stream it provides in the form of TAX-FREE dividends.

     Also, when you look at the recent level of TAX-FREE income provided by the Fund and measure that against the taxable income required to provide the same amount of money in your pocket, here's what things look like.

            [Graphic of a bar chart with the following information:]

              CHURCHILL TAX-FREE FUND OF KENTUCKY'S TRIPLE TAX-FREE
          DISTRIBUTION RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE
             AN INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

                                    RATE OF RETURN
                 TAXABLE EQUIVALENT RATE       TRIPLE TAX-FREE DISTRIBUTION RATE
 TAX BRACKET
     28%                   4.90%                            7.24%
     31%                   4.90%                            7.66%
     36%                   4.90%                            8.29%
     40%                   4.90%                            8.80%


CONSISTENCY OF QUALITY OF INVESTMENTS

     Since   inception  of  the  Fund,   management  has   CONSISTENTLY   sought
high-quality investments for its shareholders.

     We don't like surprises. Nor, do shareholders like surprises. We believe the best way to avoid surprises is to stick with quality.

     The pie chart below gives you a breakdown of the quality of the individual securities of the Fund as at the Semi-Annual Report date of June 30, 2000.

            [Graphic of a pie chart with the following information:]

              PORTFOLIO DISTRIBUTION BY QUALITY

            AAA                             63.62%
            AA                              15.74%
            A                               19.19%
            Below A and Not Rated            1.45%

     As you will recall, the Fund's prospectus restricts its investments to only the top four quality securities - AAA, AA, A, Baa - although there are nine different grades of quality associated with municipal bond investing ranging from the highest to the lowest. We have always tried to make sure that shareholders know that, to the maximum extent possible, their invested money will be there when they need it. The best way we know to accomplish this objective is by sticking with quality.

     This is why we CONSISTENTLY seek to maintain most of the Fund's money in the upper quality securities - AAA AND AA. As you will appreciate, the exact level of quality will vary from time to time based upon availability of securities in the marketplace to achieve the Fund's objective.

CONSISTENCY IN THE TYPE OF INVESTMENTS FOR THE FUND

     Management of Churchill Tax-Free Fund of Kentucky has CONSISTENTLY embraced the idea that your investment should not only help shareholders financially, but also help your state and its communities. Thus, investments in the Fund are as diversified as possible. Diversification geographically and by type of project is another way of ensuring that your money is doing the best job possible for not only you, but also for your community and state.

            [Graphic of a pie chart with the following information:]

                       PORTFOLIO DISTRIBUTION BY MARKET SECTOR

            Airports                                              2.52%
            Hospitals                                             9.79%
            Housing                                              15.58%
            Local Public Property                                19.10%
            Pollution Control                                    10.29%
            School Building Revenues and Universities            11.22%
            Kentucky State Agencies                              11.23%
            Turnpikes/Highways                                    4.25%
            Utilities                                             5.96%
            Other                                                10.06%


SUMMARY

     As we have tried to illustrate in this report to you, the essence of Churchill Tax-Free Fund of Kentucky is CONSISTENCY. This is what we feel that shareholders are primarily interested in. And, this is exactly what we are trying to provide to you and other shareholders.

CONSISTENCY OF APPRECIATION

     As always, we again wish to express our appreciation for the confidence you have shown by your investment in Churchill Tax-Free Fund of Kentucky. We can assure you that we will CONSISTENTLY do our best to merit your continued level of trust.

            Sincerely,


Diana P. Herrmann
President


Lacy B. Herrmann
Chairman, Board of Trustees

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2000
                                   (UNAUDITED)

                                                                                    RATING
   FACE                                                                            MOODY'S/
  AMOUNT       REVENUE BONDS (95.3%)                                                 S&P                 VALUE
               STATE AGENCIES (15.6%)
               Kentucky Higher Education Student Loan Corporation
                    Insured Student Loan Revenue,
$ 1,490,000         6.500%, 06/01/02                                               Aaa/AA-           $   1,527,250
  2,955,000         6.800%, 06/01/03                                               Aaa/AA-               3,073,200
  1,915,000         7.100%, 12/01/11                                               Aaa/AA-               1,984,419
               Kentucky Infrastructure Authority Revenue,
    930,000         5.000%, 06/01/09, MBIA Insured                                 Aaa/AAA                 926,513
    555,000         7.200%, 06/01/11                                               Aa3/A                   577,433
    635,000         5.250%, 06/01/12                                               Aa3/A                   635,794
    875,000         6.500%, 06/01/12                                               Aa3/A                   911,094
  1,110,000         6.375%, 06/01/14, Pre-Refunded                                 Aa3/A                 1,202,963
  1,500,000         5.375%, 02/01/18                                               Aa3/A                 1,436,250
               Kentucky Local Correctional Facilities Construction
                    Authority Revenue,
  5,065,000         5.500%, 11/01/14, FSA Insured                                  Aaa/AAA               5,096,656
               Kentucky Area Development
    345,000         5.750%, 12/01/27, LOC Fifth Third Bank                         NR/AA                   331,631
    145,000         5.600%, 06/01/28, LOC Fifth Third Bank                         NR/AA                   136,481
    785,000         5.500%, 06/01/28, LOC Fifth Third Bank                         NR/AA                   725,144
               Kentucky Rural Economic Development Authority
  3,110,000         7.250%, 06/01/17, LOC Bank One                                 NR/A+                 3,226,625
               Kentucky State Properties and Buildings
                    Commission Revenue,
  3,000,000         6.250%, 09/01/07                                               Aaa/AAA               3,228,750
  4,510,000         6.625%, 10/01/07, Pre-Refunded                                 NR/AAA                4,707,312
    365,000         7.000%, 02/01/06, Pre-Refunded                                 NR/AAA                  377,425
    220,000         6.000%, 09/01/08                                               Aa3/A+                  234,850
    500,000         5.500%, 11/01/09, AMBAC Insured                                Aaa/AAA                 513,750
  1,000,000         6.500%, 08/01/11, Pre-Refunded                                 Aaa/AAA               1,040,970
    400,000         5.000%, 09/01/13                                               Aa3/A+                  386,500
               Puerto Rico Public Buildings Authority,
  1,000,000         6.875%, 07/01/12, Pre-Refunded                                 Aaa/AAA               1,061,250
                                                                                                        33,342,260

               COUNTY AGENCIES (11.7%)
               Clark County Kentucky Public Properties Corp.
                    Revenue,
  1,120,000         6.700%, 06/01/16, Pre-Refunded                                 A/NR                  1,158,058
               Floyd County Public Property, Courthouse Revenue,


$   510,000         5.500%, 09/01/14                                               NR/A              $     510,638
               Jefferson County Kentucky Capital Projects,
  1,000,000         5.200%, 06/01/08, MBIA Insured                                 Aaa/AAA               1,012,500
    420,000         5.250%, 06/01/14, MBIA Insured                                 Aaa/AAA                 412,650
  1,620,000         5.375%, 06/01/18, MBIA Insured                                 Aaa/AAA               1,569,375
  1,640,000         5.375%, 06/01/22, MBIA Insured                                 Aaa/AAA               1,555,950
  5,900,000         5.500%, 06/01/28, MBIA Insured                                 Aaa/AAA               5,634,500
               Muhlenberg County Kentucky Industrial
                    Development Revenue,
  1,500,000         7.000%, 09/01/01                                               NR/A                  1,530,000
               Pendleton County Kentucky Multi-County Lease Revenue,
    500,000         7.300%, 03/01/02                                               NR/AA                   510,625
    570,000         7.550%, 03/01/10                                               NR/AA                   588,377
  4,500,000         6.500%, 03/01/19                                               NR/A                  4,640,625
  3,000,000         6.400%, 03/01/19                                               NR/A                  3,217,500
               Warren County Kentucky Justice,
  2,875,000         5.350%, 09/01/29, MBIA Insured                                 Aaa/NR                2,670,156
                    25,010,954

               CITY/MUNICIPAL OBLIGATIONS (8.9%)
               Jeffersontown Kentucky Public Project Corp. Revenue,
    500,000         5.750%, 11/01/15                                               A/NR                    506,250
               Kentucky League Cities Funding Trust COP,
    700,000         5.900%, 08/01/16, (Owensboro)                                  NR/A                    714,000
  1,715,000         6.200%, 08/01/17, (Covington)                                  NR/A+                 1,779,313
               Louisville Kentucky Public Properties Corp.,
  4,090,000         6.700%, 12/01/20, Pre-Refunded                                 A/A-                  4,350,738
               Mount Sterling Kentucky Lease Revenue,
  1,920,000         6.150%, 03/01/13                                               Aa/NR                 1,992,000
  7,000,000         6.200%, 03/01/18                                               Aa/NR                 7,183,738
               Munfordville Kentucky Industrial Development
                    Revenue,
  2,500,000         7.000%, 06/01/19, LOC Bank One                                 NR/A+                 2,634,375
                       19,160,414

               UTILITIES (6.0%)
               Carrolton & Henderson Kentucky Gas Revenue,
  1,000,000         5.000%, 01/01/07, FSA Insured                                  Aaa/AAA                 977,500
               Carrolton & Henderson Kentucky Gas Revenue,
  1,750,000         5.000%, 01/01/09, FSA Insured                                  Aaa/AAA               1,686,563
               Hardin County, Kentucky Water District



$ 1,000,000         5.900%, 01/01/25, MBIA Insured                                 Aaa/AAA           $   1,005,000
               Lebanon Kentucky Waterworks Revenue,
    250,000         7.500%, 04/01/16, Pre-Refunded                                 NR/NR*                  260,223
               Louisville and Jefferson County Kentucky
                    Metropolitan Sewer District Revenue,
  1,000,000         5.000%, 05/15/12, MBIA Insured                                 Aaa/AAA                 975,000
    250,000         5.000%, 05/15/13, MBIA Insured                                 Aaa/AAA                 239,688
  2,000,000         5.300%, 05/15/19, MBIA Insured                                 Aaa/AAA               1,902,500
  4,070,000         5.500%, 05/15/23, MBIA Insured                                 Aaa/AAA               3,927,550
  1,525,000         6.500%, 05/15/24, MBIA Insured, Pre-Refunded                   Aaa/AAA               1,652,719
                                                                                                        12,626,743

               POLLUTION CONTROL REVENUE (10.1%)
               Ashland Kentucky Pollution Control Revenue,
                    (Ashland Oil)
  3,000,000         6.650%, 08/01/09                                               Baa2/NR               3,086,250
               Boone County Kentucky Pollution Control,
                    (Dayton Power & Light)
  4,000,000         6.500%, 11/15/22                                               A2/BBB+               4,080,000
               Boone County Kentucky Pollution Control, (Cinergy)
    750,000         5.500%, 01/01/24, MBIA Insured                                 Aaa/AAA                 721,875
               Carroll County Kentucky Pollution Control Revenue,
                    (LG&E Energy)
  4,500,000         7.450%, 09/15/16                                               A1/A                  4,753,125
  2,910,000         6.250%, 02/01/18                                               Aa1/A                 2,942,738
               Jefferson County Kentucky Pollution Control
                    Revenue, (LG&E Energy)
  3,800,000         5.900%, 04/15/23                                               Aa1/A                 3,747,750
               Wickliffe Kentucky Pollution Control, (Westvaco)
  2,455,000         6.200%, 04/01/07                                               A3/BBB+               2,458,683
                    21,790,421

               TRANSPORTATION (7.6%)
               Kenton County Kentucky Airport Board Airport
                    Revenue,
  5,240,000         6.300%, 03/01/15, FSA Insured                                  Aaa/AAA               5,344,800
               Kentucky Interlocal School Transportation Authority




$   150,000         5.100%, 03/01/05                                               NR/A              $     151,875
    145,000         5.400%, 06/01/17                                               NR/A                    140,288
    200,000         6.000%, 12/01/20                                               NR/A                    202,750
    300,000         5.800%, 12/01/20                                               NR/A                    298,875
    400,000         6.000%, 12/01/20                                               NR/A                    405,500
    400,000         5.650%, 12/01/20                                               NR/A                    391,500
    350,000         5.600%, 12/01/20                                               NR/A                    340,375
               Kentucky State Turnpike Authority Economic
                    Development Road Revenue,
    120,000         8.500%, 07/01/06                                               A1/A+                   141,450
  1,000,000         6.500%, 07/01/08, AMBAC Insured                                Aaa/AAA               1,097,500
  3,505,000         5.625%, 07/01/15, AMBAC Insured                                Aaa/AAA               3,531,288
               Puerto Rico Commonwealth Highway &
                    Transportation Authority Highway Revenue,
  4,000,000         6.625%, 07/01/12, Pre-Refunded                                 Baa1/A                4,220,000
                                                                                                        16,266,201

               HOSPITALS (9.7%)
               Floyd County Kentucky Hospital Revenue,
    225,000         7.500%, 08/01/10, FHA Insured                                  NR/AAA                  231,851
               Hopkins County Kentucky Hospital Revenue,
  1,000,000         6.625%, 11/15/11, MBIA Insured                                 Aaa/AAA               1,040,000
               Jefferson County Kentucky Health Facilities Revenue,
  1,500,000         5.650%, 01/01/17, AMBAC Insured                                Aaa/AAA               1,490,625
  1,150,000         6.550%, 05/01/22, AMBAC Insured                                Aaa/AAA               1,193,125
               Kentucky Development Finance Authority Hospital
                    Revenue,
    750,000         7.000%, 09/01/06, Pre-Refunded                                 NR/NR*                  784,688
  3,000,000         6.500%, 11/01/07, Pre-Refunded                                 A1/A+                 3,127,500
  1,000,000         5.700%, 10/01/10, ACA Insured                                  NR/A                  1,001,250
  2,150,000         6.750%, 11/01/12, Pre-Refunded                                 A1/A+                 2,249,438
  1,375,000         6.125%, 02/01/12, FSA Insured, (Kingsdaughters)                Aaa/AAA               1,433,438
  2,590,000         5.000%, 08/15/15, MBIA Insured                                 Aaa/AAA               2,428,125
  3,000,000         5.900%, 12/01/15, FGIC Insured                                 Aaa/AAA               3,048,750
  1,000,000         5.850%, 10/01/17, ACA Insured                                  NR/A                    956,250
  1,990,000         5.000%, 08/15/24, MBIA Insured                                 Aaa/AAA               1,741,250
                                                                                                        20,726,290




               HOUSING (15.2%)
               Greater Kentucky Housing Assistance Corp.
                    Multi-Family Housing Revenue,
$   320,000         6.300%, 07/01/15                                               Aaa/NR            $     328,000
  2,025,000         6.050%, 07/01/22                                               Aaa/AAA               2,030,063
    275,000         6.400%, 07/01/23                                               Aaa/NR                  281,875
               Jefferson County Kentucky Multi-Family Revenue,
  1,530,000         5.750%, 06/01/23, (Taylorsville Road Project)                  NR/AA                 1,549,125
               Kenton County Kentucky Industrial Development
  1,000,000         6.125%, 12/01/17, FHA Insured                                  Aa/NR                   987,500
               Kenton County Kentucky Industrial Development,
    300,000         6.950%, 12/01/26, FHA Insured                                  Aa/NR                   315,375
               Kentucky Housing Corporation Housing Revenue,
    255,000         7.750%, 01/01/07                                               Aaa/AAA                 261,755
  1,000,000         6.500%, 01/01/07                                               Aaa/AAA               1,032,500
    175,000         7.250%, 01/01/09                                               Aaa/AAA                 177,560
    980,000         7.125%, 01/01/10                                               Aaa/AAA               1,009,733
  4,975,000         6.600%, 07/01/11                                               Aaa/AAA               5,124,250
    230,000         5.400%, 07/01/14                                               Aaa/AAA                 226,550
    750,000         6.250%, 07/01/15                                               Aaa/AAA                 766,875
    315,000         6.100%, 07/01/16                                               Aaa/AAA                 318,544
  1,245,000         6.400%, 01/01/17                                               Aaa/AAA               1,280,794
  3,000,000         5.300%, 07/01/18                                               Aaa/AAA               2,767,500
  1,450,000         5.800%, 01/01/19                                               Aaa/AAA               1,453,625
    220,000         7.900%, 01/01/21                                               Aaa/AAA                 224,950
     80,000         8.100%, 01/01/22                                               Aaa/AAA                  82,120
  1,240,000         7.450%, 01/01/23                                               Aaa/AAA               1,274,100
  6,900,000         6.300%, 01/01/28                                               Aaa/AAA               6,943,125
  2,890,000         6.375%, 07/01/28                                               Aaa/AAA               2,922,513
  1,130,000         6.250%, 07/01/28                                               Aaa/AAA               1,134,238
                                                                                                        32,492,670

               SCHOOLS (10.5%)
               Boone County Kentucky School District Finance
                    Corp. School Building Revenue,
  1,750,000         6.750%, 09/01/09, Pre-Refunded                                 Aa3/A                 1,841,875
  2,250,000         6.125%, 12/01/17, Pre-Refunded                                 Aa3/NR                2,359,688
  2,295,000         5.700%, 05/01/18                                               Aa3/NR                2,300,738
               Boyd County Kentucky School District Finance Corp.,
    575,000         5.375%, 10/01/17                                               Aa3/NR                  560,625
               Christian County Kentucky School District
                    Finance Corp.,



$   500,000         5.000%, 06/01/09                                               Aa3/NR            $     498,125
               Fayette County School Building Revenue,
    160,000         5.350%, 01/01/14                                               Aa3/A+                  159,400
  1,780,000         5.700%, 12/01/16                                               Aa3/A+                1,797,800
               Floyd County Kentucky School Building Revenue
    250,000         5.000%, 12/01/09                                               Aa3/NR                  249,063
               Garrard County Kentucky School Building Revenue,
    100,000         5.900%, 06/01/15                                               Aa3/NR                  103,125
    160,000         5.900%, 06/01/16                                               Aa3/NR                  163,600
               Grayson County Kentucky School Building Revenue,
  1,940,000         6.000%, 01/01/15                                               Aa3/NR                2,000,625
               Jefferson County Kentucky School District Finance
                    Corp. School Building Revenue,
    165,000         6.200%, 01/01/06, MBIA Insured                                 Aaa/AAA                 172,838
    205,000         6.200%, 01/01/06, MBIA Insured Pre-Refunded                    Aaa/AAA                 213,969
    100,000         5.250%, 07/01/09                                               Aaa/AAA                 101,125
    500,000         5.875%, 01/01/11                                               Aa3/A+                  518,125
    695,000         5.125%, 11/01/14, FSA Insured                                  Aaa/AAA                 675,019
               Kenton County Kentucky School District Finance
                    Corp. School Building Revenue,
    100,000         5.250%, 03/01/06                                               Aa3/A+                  102,000
               Lexington-Fayette Urban County Government
                    Project U.K. Library
    725,000         5.000%, 11/01/15, MBIA Insured                                 Aaa/AAA                 678,781
               Meade County Kentucky School District Finance Corp.,
    400,000         5.700%, 07/01/15                                               Aa3/NR                  407,500
    500,000         6.000%, 07/01/16                                               Aa3/NR                  519,375
               Middlesboro Kentucky Independent School District
                    Finance Corp.
    100,000         6.100%, 08/01/16                                               Aa3/NR                  103,875
               Nelson County Kentucky School Building Revenue,
  1,820,000         5.750%, 04/01/15                                               Aa3/NR                1,870,050
               Pike County Kentucky School District Finance
                    Corp. School Building Revenue,
    720,000         7.000%, 12/01/09, Pre-Refunded                                 Aa3/A                   748,548
               Rowan County Kentucky School District Finance Corp.,
    215,000         5.600%, 06/01/16                                               Aa3/NR                  216,075
               Scott County Kentucky School Building Revenue,



$ 2,750,000         5.900%, 06/01/18                                               Aa3/NR            $   2,798,125
               Taylor County Kentucky School Building Revenue,
    280,000         6.000%, 08/01/16                                               Aa3/NR                  291,200
               Todd County Kentucky School Building Revenue,
    980,000         6.300%, 10/01/14, Pre-Refunded                                 Aa3/A                 1,051,050
                                                                                                        22,502,319

               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES (3.4%)
               Kentucky Economic Development,
  7,300,000         5.400%, 01/01/22 +                                             Aaa/NR                7,300,000
                                                                                                         7,300,000

               Total Investments (cost $208,133,332**)                   98.7%                         211,218,272
               Other assets in excess of liabilities                      1.3                            2,772,904
               Net Assets                                               100.0%                       $ 213,991,176


               *    Any  security not rated has been  determined  by the
                    Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
               **   Cost for Federal tax purposes is identical.
               +    The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                    PORTFOLIO ABBREVIATIONS:
                    ACA    - American Capital Access
                    AMBAC  - American Municipal Bond Assurance Corp.
                    FGIC   - Financial Guaranty Insurance Co.
                    FHA    - Federal Housing Administration
                    FSA    - Financial Security Assurance
                    MBIA   - Municipal Bond Investors Assurance Corp.

  See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)

ASSETS
    Investments at value (cost $208,133,332)                                                          $211,218,272
    Interest receivable                                                                                  3,527,861
    Receivable for investment securities sold                                                              120,000
    Receivable for Fund shares sold                                                                         78,604
    Other assets                                                                                               799
          Total assets                                                                                 214,945,536

LIABILITIES
    Cash overdraft                                                                                         402,452
    Dividends payable                                                                                      253,574
    Payable for Fund shares redeemed                                                                       111,807
    Distribution fees payable                                                                               77,772
    Management fee payable                                                                                  69,770
    Accrued expenses                                                                                        38,985
          Total liabilities                                                                                954,360

NET ASSETS                                                                                            $213,991,176

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share                $    210,769
    Additional paid-in capital                                                                         213,473,882
    Accumulated net realized loss on investments                                                        (2,778,415)
    Net unrealized appreciation on investments                                                           3,084,940
                                                                                                      $213,991,176

CLASS A
    Net Assets                                                                                        $198,918,474
    Capital shares outstanding                                                                          19,592,939
    Net asset value and redemption price per share                                                    $      10.15
    Offering price per share (100/96 of $10.15 adjusted to nearest cent)                              $      10.57

CLASS C
    Net Assets                                                                                        $  1,371,153
    Capital shares outstanding                                                                             135,114
    Net asset value and offering price per share                                                      $      10.15
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
          if redeemed during the first 12 months after purchase)                                      $      10.15*

CLASS Y
    Net Assets                                                                                        $ 13,701,549
    Capital shares outstanding                                                                           1,348,807
    Net asset value, offering and redemption price per share                                          $      10.16


See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
        Interest income                                                                   $ 6,291,928

Expenses:
        Management fee (note 3)                                      $   426,518
        Distribution and service fees (note 3)                           157,661
        Transfer and shareholder servicing agent fees                     64,000
        Trustees' fees and expenses                                       41,000
        Legal fees                                                        27,000
        Shareholders' reports and proxy statements                        23,000
        Custodian fees                                                    14,500
        Audit and accounting fees                                         13,000
        Registration fees and dues                                         7,500
        Insurance                                                          5,000
        Miscellaneous                                                      8,808
                                                                         787,987

        Expenses paid indirectly (note 7)                                (13,235)
              Net expenses                                                                    774,752
              Net investment income                                                         5,517,176

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized loss from securities transactions                  (700,736)
        Change in unrealized appreciation on investments               2,011,241

        Net realized and unrealized gain on investments                                     1,310,505
        Net increase in net assets resulting from operations                              $ 6,827,681

See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                               SIX MONTHS ENDED      YEAR ENDED

                                                                                JUNE 30, 2000     DECEMBER 31, 1999
OPERATIONS:
     Net investment income                                                      $   5,517,176       $  11,777,033
     Net realized loss from securities transactions                                  (700,736)         (2,077,873)
     Change in unrealized depreciation on investments                               2,011,241         (13,367,712)
          Change in net assets from operations                                      6,827,681          (3,668,552)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
     Class A Shares:
     Net investment income                                                         (5,134,117)        (11,098,723)
     Net realized gain on investments                                                       -            (712,904)

     Class C Shares:
     Net investment income                                                            (37,858)            (61,991)
     Net realized gain on investments                                                       -               6,285)

     Class Y Shares:
     Net investment income                                                           (345,008)           (754,212)
     Net realized gain on investments                                                       -             (46,239)
          Change in net assets from distributions                                  (5,516,983)       ( 12,680,354)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
     Proceeds from shares sold                                                      7,233,274          22,053,760
     Reinvested dividends and distributions                                         2,616,701           6,456,809
     Cost of shares redeemed                                                      (18,289,160)        (35,993,090)
          Change in net assets from capital share transactions                     (8,439,185)         (7,482,521)

          Change in net assets                                                     (7,128,487)        (23,831,427)

NET ASSETS:
     Beginning of period                                                          221,119,663         244,951,090

     End of period                                                              $213,991,176        $ 221,119,663

See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2000 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund had been delegated to a Sub-Adviser through June 30, 2000 as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") served as the Investment Sub-Adviser for the Fund through June 30, 2000 under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provided, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranged for the purchases and sales of portfolio securities, and provided for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser was entitled to receive a fee from the Manager which was payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% on the Fund's net assets.


     For the six months ended June 30, 2000, the Fund incurred fees for advisory and administrative services of $426,518.

     On June 11, 2000, the Board of Trustees approved a change in the above management arrangements to be effective on July 1, 2000. On that date, the Manager assumed full responsibility for the Fund's investment program together with the other duties previously performed by the Sub-Adviser as described above. The total fee schedule did not change as a result of these new arrangements.

     Specific details as to the nature and extent of the services provided by the Manager and by the Sub-Adviser (through June 30, 2000) are more fully defined in the Fund's Prospectus and Statement of Additional
Information.

  b)        DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2000, service fees on Class A Shares amounted to $148,904, of which the Distributor received $3,444.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2000, amounted to $6,568. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2000, amounted to $2,189. The total of these payments with respect to Class C Shares amounted to $8,757, of which the Distributor received $5,733.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.


     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2000, total commissions on sales of Class A Shares amounted to $91,556, of which the Distributor received $11,603.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2000, purchases of securities and proceeds from the sales of securities aggregated $1,693,145 and $9,836,740, respectively.

     At June 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $5,091,534 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $2,006,594 for a net unrealized appreciation of $3,084,940.

     At December 31, 1999, the Fund has a capital loss carryover of $1,820,125 which expires on December 31, 2007. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain may be made to the extent necessary to avoid payment of Federal taxes by the Fund.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividends may, under some circumstances, be subject to the alternative minimum tax.


7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Fund were as follows:

                                            SIX MONTHS ENDED                              YEAR ENDED
                                             JUNE 30, 2000                             DECEMBER 31, 1999
                                       SHARES              AMOUNT                 SHARES                AMOUNT
CLASS A SHARES:
    Proceeds from shares sold           596,047        $   6,003,190             1,525,380          $  16,084,824
    Reinvested distributions            255,985            2,578,345               607,660              6,362,827
    Cost of shares redeemed          (1,661,780)         (16,722,375)           (2,966,462)           (31,041,782)
        Net change                     (809,748)          (8,140,840)             (833,422)            (8,594,131)

CLASS C SHARES:
    Proceeds from shares sold             3,304               33,286               119,878              1,262,958
    Reinvested distributions              2,563               25,797                 4,864                 50,548
    Cost of shares redeemed             (62,303)            (626,690)              (21,003)              (217,677)
        Net change                      (56,436)            (567,607)              103,739              1,095,829

CLASS Y SHARES:
    Proceeds from shares sold           119,132            1,196,798               439,346              4,705,978
    Reinvested distributions              1,248               12,559                 4,179                 43,434
    Cost of shares redeemed             (93,595)            (940,095)             (446,192)            (4,733,631)
        Net change                       26,785              269,262                (2,667)                15,781
Total transactions in Fund
    shares                             (839,399)       $  (8,439,185)             (732,350)         $  (7,482,521)


                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               CLASS A
                                                                 SIX MONTHS
                                                                    ENDED                     YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 2000    1999       1998       1997       1996        1995
Net Asset Value, Beginning of Period                                $10.09      $10.81     $10.81     $10.55     $10.71       $9.97

Income from Investment Operations:
    Net investment income                                             0.26        0.52       0.53       0.55       0.55        0.60
    Net gain (loss) on securities (both realized and
      unrealized)                                                     0.07      (0.68)       0.01       0.27     (0.12)        0.74

    Total from Investment Operations                                  0.33      (0.16)       0.54       0.82       0.43        1.34

Less Distributions (note 6):
    Dividends from net investment income                            (0.26)      (0.53)     (0.53)     (0.55)     (0.59)      (0.60)
    Distributions from capital gains                                   -        (0.03)     (0.01)     (0.01)        -           -

    Total Distributions                                             (0.26)      (0.56)     (0.54)     (0.56)     (0.59)      (0.60)

Net Asset Value, End of Period                                      $10.16      $10.09     $10.81     $10.81     $10.55      $10.71

Total Return (not reflecting sales charge)(%)                        3.21+      (1.51)       5.13       8.08       4.17       13.75

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)                        198,918     205,842    229,667    226,477    222,889     230,270
    Ratio of Expenses to Average Net Assets (%)                      0.74*        0.72       0.73       0.73       0.75        0.80
    Ratio of Net Investment Income to Average Net Assets (%)         5.16*        4.95       4.89       5.19       5.22        5.74
    Portfolio Turnover Rate (%)                                      0.82+        6.35      12.79      22.39       8.94       17.09

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)                      0.73*        0.71       0.72       0.72       0.74        0.79


 +    Not annualized.
 *    Annualized.
Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           CLASS C                                       CLASS Y
                                       SIX MONTHS                            PERIOD    SIX MONTHS                            PERIOD
                                          ENDED                              ENDED       ENDED                               ENDED
                                        JUNE 30,   YEAR ENDED DECEMBER 31,  DEC. 31,    JUNE 30,  YEAR ENDED DECEMBER 31,   DEC. 31,
                                          2000      1999    1998    1997     1996(1)      2000     1999    1998    1997     1996(1)
Net Asset Value, Beginning of Period     $10.08    $10.81  $10.81  $10.55    $10.47      $10.09   $10.82  $10.82  $10.55     $10.47

Income from Investment Operations:
   Net investment income                   0.22      0.43    0.44    0.46      0.37        0.27     0.53    0.54    0.56       0.43
   Net gain (loss) on securities (both
     realized and unrealized)              0.07    (0.69)    0.01    0.27      0.11        0.06   (0.69)    0.02    0.29       0.11

   Total from Investment Operations        0.29    (0.26)    0.45    0.73      0.48        0.33   (0.16)    0.56    0.85       0.54

Less Distributions (note 6):
   Dividends from net investment income  (0.22)    (0.44)  (0.44)  (0.46)    (0.40)      (0.27)   (0.54)  (0.55)  (0.57)     (0.46)
   Distributions from capital gains         -      (0.03)  (0.01)  (0.01)       -           -     (0.03)  (0.01)  (0.01)        -

   Total Distributions                   (0.22)    (0.47)  (0.45)  (0.47)    (0.40)      (0.27)   (0.57)  (0.56)  (0.58)     (0.46)

Net Asset Value, End of Period           $10.15    $10.08  $10.81  $10.81    $10.55      $10.15   $10.09  $10.82  $10.82     $10.55

Total Return (not reflecting sales
   charge)(%)                             2.87+    (2.45)    4.24    7.16     4.72+       3.39+   (1.46)    5.26    8.34      5.24+

Ratios/Supplemental Data
   Net Assets, End of Period
     ($ thousands)                        1,371     1,932     949     845       433      13,702   13,346  14,335   8,957      5,823
   Ratio of Expenses to Average Net
     Assets (%)                           1.59*      1.56    1.59    1.57     1.56*       0.59*     0.57    0.58    0.57      0.58*
   Ratio of Net Investment Income
     to Average Net Assets (%)            4.31*      4.09    4.04    4.30     4.34*       5.31*     5.09    5.03    5.31      5.41*
   Portfolio Turnover Rate (%)            0.82+      6.35   12.79   22.39      8.94       0.82+     6.35   12.79   22.39       8.94

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of Expenses to Average Net
     Assets (%)                           1.58*      1.55    1.57    1.56     1.55*       0.58*     0.56    0.57    0.56      0.56*

(1) For the period April 1, 1996 (commencement of operations) through December 31, 1996.
 +   Not annualized.
 *   Annualized.


See accompanying notes to financial statements.

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 28, 2000. The holders of shares representing 98% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.   To elect Trustees.
                                       NUMBER OF VOTES:
        TRUSTEE                             FOR                      WITHHELD

        Lacy B. Herrmann                    145,342,214              2,107,155
        Thomas A. Christopher               145,484,939              1,964,431
        Douglas Dean                        145,506,391              1,942,978
        Diana P. Herrmann                   145,198,647              2,250,722
        Carroll F. Knicely                  144,880,933              2,568,436
        Theodore T. Mason                   145,411,262              2,038,108
        Anne J. Mills                       145,299,779              2,149,590
        William J. Nightingale              145,358,416              2,090,953
        James R. Ramsey                     145,039,349              2,410,020

2.   To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                 NUMBER OF VOTES:
        FOR                          AGAINST                         ABSTAIN
        143,531,770                  482,412                         3,435,186

                              ADJOURNED SESSION OF
                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The adjourned session of the Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on May 31, 2000. The holders of shares representing 68% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes for the matter are presented below).

1.   To  act  upon  a proposal to change the fundamental policies of the Fund to
allow   the   use   of   additional  nationally  recognized  statistical  rating

organizations.

                                 NUMBER OF VOTES:
        FOR                          AGAINST                         ABSTAIN
        100,234,138                  2,108,008                       4,782,566